Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchased intangible asset consists of satellite system software and is amortized, useful life	10 years
Research and development costs	$ 90,750	$ 0	$ 366,000	$ 1,597,000	$ 25,000
Furniture and fixtures [Member]
Property and equipment, useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property and equipment, useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property and equipment, useful life	5 years
Satellite equipment [Member]
Property and equipment, useful life	5 years